Employee Benefit Plans	12 Months Ended
Dec. 28, 2013
Employee Benefit Plans

(11) Employee Benefit Plans

Deferred Compensation Plan—The Company sponsors employee 401(k) savings plans for all salaried employees and certain union employees. The plans provide for various required and discretionary Company matches of employees’ eligible compensation contributed to the plans. The expense for all defined contribution plans amounted to $2.3 million, $2.2 million and $1.9 million for the years ended December 28, 2013, December 29, 2012 and December 31, 2011, respectively.

Defined Benefit and Other Postretirement Benefits Plans—The Company’s subsidiary, Continental Cement, sponsors two noncontributory defined benefit pension plans for hourly and salaried employees. The salaried employee pension plan was closed to new participants and frozen in January 2000 and the hourly employee pension plan was closed to new participants in May 2003 and frozen in January 2014. Pension benefits for certain eligible hourly employees are based on a monthly pension factor for each year of credited service. Pension benefits for certain eligible salaried employees are generally based on years of service and average eligible compensation.

Continental Cement also sponsors unfunded healthcare and life insurance benefits plan for certain eligible retired employees. Effective January 1, 2012, the Company eliminated all future retiree health and life coverage for active salaried, nonunion hourly and certain union employees that retire on or after January 1, 2012. Effective January 1, 2014, the plan was amended to eliminate all future retiree health and life coverage for the remaining union employees.

The funded status of the pension and other postretirement benefit plans is recognized in the consolidated balance sheets as the difference between the fair value of plan assets and the benefit obligations. For defined benefit pension plans, the benefit obligation is the projected benefit obligation (“PBO”) and for the other postretirement benefit plans, the benefit obligation is the accumulated postretirement benefit obligation (“APBO”). The PBO represents the actuarial present value of benefits expected to be paid upon retirement based on estimated future compensation levels. However, since the plans’ participants are not subject to future compensation increases, the plans’ PBO equals the APBO. The APBO represents the actuarial present value of postretirement benefits attributed to employee services already rendered. The fair value of plan assets represents the current market value of assets held by an irrevocable trust fund for the sole benefit of participants. The measurement of the benefit obligations are based on the Company’s estimates and actuarial valuations. These valuations reflect the terms of the plan and use participant-specific information, such as compensation, age and years of service, as well as certain assumptions that require significant judgment, including estimates of discount rates, expected return on plan assets, rate of compensation increases, interest-crediting rates and mortality rates.

The Company uses its fiscal year-end as the measurement date for its defined benefit pension and other postretirement benefit plans.

Obligations and Funded Status—The following information is as of year-end 2013 and 2012 and for the years ended December 28, 2013, December 29, 2012 and December 31, 2011:

	2013		2012
	Pension benefits	Other benefits	Pension benefits	Other benefits
Change in benefit obligations:
Beginning of period	$28,674	$15,810	$26,514	$14,467
Service cost	295	236	276	207
Interest cost	963	513	1,055	585
Actuarial (gain) loss	(2,674)	(1,048)	2,347	1,597
Special termination benefits	—	39	—	—
Benefits paid	(1,614)	(1,395)	(1,518)	(1,046)

End of period	25,644	14,155	28,674	15,810

Change in fair value of plan assets:
Beginning of period	17,863	—	16,639	—
Actual return on plan assets	1,512	—	1,205	—
Employer contributions	1,313	1,395	1,537	1,046
Benefits paid	(1,614)	(1,395)	(1,518)	(1,046)

End of period	19,074	—	17,863	—

Funded status of plans	$(6,570)	$(14,155)	$(10,811)	$(15,810)

Current liabilities	$—	$(1,268)	$—	$(1,055)
Noncurrent liabilities	(6,570)	(12,887)	(10,811)	(14,755)

Liability recognized	$(6,570)	$(14,155)	$(10,811)	$(15,810)

Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	$4,831	$4,139	$8,056	$5,501
Prior service cost	—	(1,346)	—	(1,526)

Total amount recognized	$4,831	$2,793	$8,056	$3,975

The amount recognized in accumulated other comprehensive income (“AOCI”) is the actuarial loss and prior service cost, which has not yet been recognized in periodic benefit cost, adjusted for amounts allocated to the redeemable noncontrolling interest. At December 28, 2013, the actuarial loss expected to be amortized from AOCI to periodic benefit cost in 2014 is $0.1 million and $0.2 million for the pension and postretirement obligations, respectively.

	2013		2012		2011
	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Amounts recognized in other comprehensive (gain) loss:
Net actuarial (gain) loss	$(2,838)	$(1,048)	$2,444	$1,597	$4,066	$3,390
Prior service cost	—	180	—	—	—	(1,705)
Amortization of prior year service cost	—	—	—	180	—	—
Amortization of (gain) loss	(387)	(314)	(261)	(312)	(5)	(71)

Total amount recognized	$(3,225)	$(1,182)	$2,183	$1,465	$4,061	$1,614

Components of net periodic benefit cost:
Service cost	$295	$236	$276	$207	$275	$227
Interest cost	963	513	1,055	585	1,161	710
Amortization of loss	387	314	262	312	5	69
Expected return on plan assets	(1,348)	—	(1,301)	(180)	(1,400)	—
Special termination benefits	—	39	—	—	—	—
Amortization of prior service credit	—	(180)	—	—	—	—

Net periodic benefit cost	$297	$922	$292	$924	$41	$1,006

Assumptions—Weighted-average assumptions used to determine the benefit obligations as of year-end 2013 and 2012 are:

	2013		2012
	Pension benefits	Other benefits	Pension benefits	Other benefits
Discount rate	4.21% - 4.46%	4.33%	3.30% - 3.57%	3.41%
Expected long-term rate of return on plan assets	7.50%	N/A	7.50%	N/A

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 28, 2013, December 29, 2012 and December 31, 2011:

	2013		2012		2011
	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Discount rate	3.30% - 3.57%	3.41%	3.89% - 4.07%	4.00%	4.94% - 5.12.%	5.07%
Expected long-term rate of return on plan assets	7.50%	N/A	7.50%	N/A	8.50%	N/A

The expected long-term return on plan assets is based upon the Plans’ consideration of historical and forward-looking returns and the Company’s estimation of what a portfolio, with the target allocation described below, will earn over a long-term horizon. The discount rate is derived using the Citigroup Pension Discount Curve.

Assumed health care cost trend rates are 9% grading to 7% and 9% grading to 7% as of year-end 2013 and 2012, respectively. Assumed health care cost trend rates have a significant effect on the amounts reported for the Company’s post retirement medical and life plans. A one percentage-point change in assumed health care cost trend rates would have the following effects as of year-end 2013 and 2012:

	2013		2012
	Increase	Decrease	Increase	Decrease
Total service cost and interest cost components	$66	$(55)	$73	$(63)
Estimated APBO	1,251	(1,073)	1,555	(1,331)

Plan Assets—The defined benefit pension plans’ (the “Plans”) investment strategy is to minimize investment risk while generating acceptable returns. The Plans currently invest a relatively high proportion of the plan assets in fixed income securities, while the remainder is invested in equity securities, cash reserves and precious metals. The equity securities are diversified into funds with growth and value investment strategies. The target allocation for plan assets is as follows: equity securities – 30%; fixed income securities –63%; cash reserves –5%; and precious metals –2%. The Plans’ current investment allocations are within the tolerance of the target allocation. The Company had no Level 3 investments as of or for the years ended December 28, 2013 and December 29, 2012.

At year-end 2013 and 2012, the Plans’ assets were invested predominantly in fixed-income securities and publicly traded equities, but may invest in other asset classes in the future subject to the parameters of the investment policy. The Plans’ investments in fixed-income assets include U.S. Treasury and U.S. agency securities and corporate bonds. The Plans’ investments in equity assets include U.S. and international securities and equity funds. The Company estimates the fair value of the Plans’ assets using various valuation techniques and, to the extent available, quoted market prices in active markets or observable market inputs. The descriptions and fair value methodologies for the Plans’ assets are as follows:

Fixed Income Securities—Corporate and government bonds are classified as Level 2 assets, as they are either valued at quoted market prices from observable pricing sources at the reporting date or valued based upon comparable securities with similar yields and credit ratings.

Equity Securities—Equity securities are valued at the closing market price reported on a U.S. exchange where the security is actively traded and are therefore classified as Level 1 assets.

Cash—The carrying amounts of cash approximate fair value due to the short-term maturity.

Precious Metals—Precious metals are valued at the closing market price reported on a U.S. exchange where the security is actively traded and are therefore classified as Level 1 assets.

The fair value of the Company’s pension plans’ assets by asset class and fair value hierarchy level as of year-end 2013 and 2012 are as follows:

	2013
	Total fair value	Quoted prices in active markets for identical assets (Level 1)	Observable inputs (Level 2)
Fixed income securities:
Intermediate—government	$1,647	$—	$1,647
Intermediate—corporate	3,138	—	3,138
Short-term—government	2,168	—	2,168
Short-term—corporate	4,040	—	4,040
Equity securities:
U.S. Large cap value	1,221	1,221	—
U.S. Large cap growth	1,536	1,536	—
U.S. Mid cap value	600	600	—
U.S. Mid cap growth	603	603	—
U.S. Small cap value	610	610	—
U.S. Small cap growth	599	599	—
International	889	889	—
Cash	1,665	1,665	—
Precious metals	358	358	—

Total	$19,074	$8,081	$10,993

	2012
	Total fair value	Quoted prices in active markets for identical assets (Level 1)	Observable inputs (Level 2)
Fixed income securities:
Intermediate—government	$1,247	$—	$1,247
Intermediate—corporate	4,402	—	4,402
Short-term—government	2,038	—	2,038
Short-term—corporate	3,123	—	3,123
Equity securities:
U.S. Large cap value	1,063	1,063	—
U.S. Large cap growth	1,037	1,037	—
U.S. Mid cap value	542	542	—
U.S. Mid cap growth	536	536	—
U.S. Small cap value	546	546	—
U.S. Small cap growth	539	539	—
International	1,134	1,134	—
Cash	1,656	1,656	—

Total	$17,863	$7,053	$10,810

Cash Flows—The Company expects to contribute approximately $1.0 million and $1.3 million in 2014 to its pension plans and other postretirement benefit plans, respectively.

The estimated benefit payments for each of the next five years and the five-year period thereafter are as follows:

	Pension benefits	Other benefits
2014	$1,694	$1,269
2015	1,704	1,109
2016	1,739	1,130
2017	1,737	963
2018	1,774	1,018
2019 - 2023	8,667	4,512

Total	$17,315	$10,001

Continental Cement Company, L.L.C. [Member]
Employee Benefit Plans
(8)	Employee Benefit Plans

Deferred Compensation Plan

The Company sponsors an Employee 401(k) Savings Plan for all salaried employees and certain union employees. The plan provides for various required and discretionary Company matches of employees’ eligible compensation contributed to the plan and a discretionary profit sharing contribution as determined by the Company’s Board of Directors. The Company’s contributions to the plan were $0.5 million, $0.4 million and $0.3 million, for the years ended December 28, 2013, December 31, 2012 and December 31, 2011, respectively.

Defined Benefit Plans and Other Postretirement Benefits

Continental Cement sponsors two noncontributory defined benefit pension plans for hourly and salaried employees. The salaried employee pension plan was closed to new participants and frozen in January 2000 and the hourly employee pension plan was closed to new participants in May 2003 and frozen in January 2014. Pension benefits for certain eligible hourly employees are based on a monthly pension factor for each year of credited service. Pension benefits for certain eligible salaried employees are generally based on years of service and average eligible compensation.

Continental Cement also sponsors an unfunded healthcare and life insurance benefits plan for certain eligible retired employees. The retiree healthcare and life insurance plan was closed for salaried employees in January 2003 and hourly employees in July 2006. Effective January 1, 2012, the Company eliminated all future retiree health and life coverage for active salaried, nonunion hourly and certain union employees that retire on or after January 1, 2012. Effective January 1, 2014, the plan was amended to eliminate all future retiree health and life coverage for the remaining union employees.

The funded status of the pension and other postretirement benefit plans is recognized in the consolidated balance sheets as the difference between the fair value of plan assets and the benefit obligations. For defined benefit pension plans, the benefit obligation is the projected benefit obligation (“PBO”) and for the other postretirement benefit plans the benefit obligation is the accumulated postretirement benefit obligation (“APBO”). The PBO represents the actuarial present value of benefits expected to be paid upon retirement based on estimated future compensation levels. However, since the plans’ participants are not subject to future compensation increases, the plans’ PBO equals the APBO. The APBO represents the actuarial present value of postretirement benefits attributed to employee services already rendered. The fair value of plan assets represents the current market value of assets held by an irrevocable trust fund for the sole benefit of participants. The measurement of the benefit obligation is based on Continental Cement’s estimates and actuarial valuations provided by third-party actuaries. These valuations reflect the terms of the plan and use participant-specific information such as compensation, age and years of service, as well as certain assumptions that require significant judgment, including estimates of discount rates, expected return on plan assets, rate of compensation increases, interest crediting rates and mortality rates.

The Company uses its fiscal year-end as the measurement date for its defined benefit pension and other postretirement benefit plans.

Obligations and Funded Status—The following information is as of year-end 2013 and 2012 and for the years ended December 28, 2013, December 31, 2012 and December 31, 2011:

	2013		2012
	Pension benefits	Other benefits	Pension benefits	Other benefits
Change in benefit obligations:
Beginning of period	$28,674	$15,810	$26,514	$14,467
Service cost	295	236	276	207
Interest cost	963	513	1,055	585
Actuarial (gain) loss	(2,674)	(1,048)	2,347	1,597
Special termination benefits	—	39	—	—
Benefits paid	(1,614)	(1,395)	(1,518)	(1,046)

End of period	25,644	14,155	28,674	15,810

Change in fair value of plan assets:
Beginning of period	17,863	—	16,639	—
Actual return on plan assets	1,512	—	1,205	—
Employer contributions	1,313	1,395	1,537	1,046
Benefits paid	(1,614)	(1,395)	(1,518)	(1,046)

End of period	19,074	—	17,863	—

Funded status of plans	$(6,570)	$(14,155)	$(10,811)	$(15,810)

Current liabilities	$—	$(1,268)	$—	$(1,055)
Noncurrent liabilities	(6,570)	(12,887)	(10,811)	(14,755)

Liability recognized	$(6,570)	$(14,155)	$(10,811)	$(15,810)

Amounts recognized in accumulated other comprehensive income:
Net actuarial loss	$4,831	$4,139	$8,056	$5,501
Prior service cost	—	(1,346)	—	(1,526)

Total amount recognized	$4,831	$2,793	$8,056	$3,975

The amount recognized in accumulated other comprehensive income (“AOCI”) is the actuarial loss, which has not yet been recognized in periodic benefit cost. At December 28, 2013, the actuarial loss expected to be amortized from AOCI to periodic benefit cost in 2014 is $0.1 million and $0.2 million for the pension and postretirement obligations, respectively.

	2013		2012		2011
	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Amounts recognized in other comprehensive (gain) loss:
Net actuarial (gain) loss	$(2,838)	$(1,048)	$2,444	$1,597	$4,066	$3,390
Prior service cost	—	180	—	—	—	(1,705)
Amortization of prior year service cost	—	—	—	180	—	—
Amortization of (gain) loss	(387)	(314)	(261)	(312)	(5)	(71)

Total amount recognized	$(3,225)	$(1,182)	$2,183	$1,465	$4,061	$1,614

Components of net periodic benefit cost:
Service cost	$295	$236	$276	$207	$275	$227
Interest cost	963	513	1,055	585	1,161	710
Amortization of loss	387	314	262	312	5	69
Expected return on plan assets	(1,348)	—	(1,301)	(180)	(1,400)	—
Special termination benefits	—	39	—	—	—	—
Amortization of Prior Service Credit	—	(180)	—	—	—	—

Net periodic benefit cost	$297	$922	$292	$924	$41	$1,006

Assumptions—Weighted-average assumptions used to determine the benefit obligations as of year-end 2013 and 2012 are:

	2013		2012
	Pension benefits	Other benefits	Pension benefits	Other benefits
Discount rate	4.21% - 4.46%	4.33%	3.30% - 3.57%	3.41%
Expected long-term rate of return on plan assets	7.50%	N/A	7.50%	N/A

Weighted-average assumptions used to determine net periodic benefit cost for the years ended December 28, 2013, December 31, 2012 and December 31, 2011:

	2013		2012		2011
	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Discount rate	3.30% - 3.57%	3.41%	3.89% - 4.07%	4.00%	4.94% - 5.12.%	5.07%
Expected long-term rate of return on plan assets	7.50%	N/A	7.50%	N/A	8.50%	N/A

The expected long-term return on plan assets is based upon the plans’ consideration of historical and forward-looking returns and the Company’s estimation of what a portfolio, with the target allocation described below, will earn over a long-term horizon. The discount rate is derived using the Citigroup Pension Discount Curve.

Assumed health care cost trend rates are 9% grading to 7% and 9% grading to 7% as of year end 2013 and 2012, respectively. Assumed health care cost trend rates have a significant effect on the amounts reported for the Company’s post-retirement medical and life plans. A one percentage-point change in assumed health care cost trend rates would have the following effects as of year-end 2013 and 2012:

	2013		2012
	Increase	Decrease	Increase	Decrease
Total service cost and interest cost components	$66	$(55)	$73	$(63)
Estimated APBO	1,251	(1,073)	1,555	(1,331)

Plan Assets—The defined benefit pension plans’ (the “Plans”) investment strategy is to minimize investment risk while generating acceptable returns. The Plans currently invest a relatively high proportion of their assets in fixed income securities, while the remainder is invested in equity securities, cash reserves and precious metals. The equity securities are diversified into funds with growth and value investment strategies. The target allocation for plan assets is as follows: equity securities – 30%; fixed income securities –63%; cash reserves –5%; and precious metals –2%. The Plans’ current investment allocations are within the tolerance of the target allocation.

Fair value determinations are based on the following hierarchy, which prioritizes the inputs used to measure fair value:

•	Level 1—Quoted prices in active markets for identical assets and liabilities

•	Level 2—Observable inputs, other than quoted prices, for similar assets or liabilities in active markets

•	Level 3—Unobservable inputs, which includes the use of valuation models

The Company had no Level 3 investments as of or during the years ended December 28, 2013 and December 31, 2012. At year-end 2013 and 2012, the Plans’ assets were invested predominantly in publicly traded fixed-income securities and equities, but may invest in other asset classes in the future subject to the parameters of the investment policy. The Plans’ investments in fixed-income assets include U.S. Treasury and U.S. agency securities and corporate bonds. The Plans’ investments in equities include U.S. and international securities and equity funds. The Company estimates the fair value of the Plans’ assets using various valuation techniques and, to the extent available, quoted market prices in active markets or observable market inputs. The descriptions and fair value methodologies for the Plans’ assets are as follows:

Fixed Income Securities—Corporate and government bonds are classified as Level 2 assets, as they are either valued at quoted market prices from observable pricing sources at the reporting date or valued based upon comparable securities with similar yields and credit ratings.

Equity Securities—Equity securities are valued at the closing market price reported on a U.S. exchange where the security is actively traded and are therefore classified as Level 1 assets.

Cash—The carrying amounts of cash approximate fair value due to the short-term maturity.

Precious Metals—Precious metals are valued at the closing market price reported on a U.S. exchange where the security is actively traded and are therefore classified as Level 1 assets.

The fair value of the Company’s pension plans’ assets by asset class and fair value hierarchy level as of year-end 2013 and 2012 are as follows:

	2013
	Total fair value	Quoted prices in active markets for identical assets (Level 1)	Observable inputs (Level 2)
Fixed income securities:
Intermediate—government	$1,647	$—	$1,647
Intermediate—corporate	3,138	—	3,138
Short-term—government	2,168	—	2,168
Short-term—corporate	4,040	—	4,040
Equity securities:
U.S. Large cap value	1,221	1,221	—
U.S. Large cap growth	1,536	1,536	—
U.S. Mid cap value	600	600	—
U.S. Mid cap growth	603	603	—
U.S. Small cap value	610	610	—
U.S. Small cap growth	599	599	—
International	889	889	—
Cash	1,665	1,665	—
Precious metals	358	358	—

Total	$19,074	$8,081	$10,993

	2012
	Total fair value	Quoted prices in active markets for identical assets (Level 1)	Observable inputs (Level 2)
Fixed income securities:
Intermediate—government	$1,247	$—	$1,247
Intermediate—corporate	4,402	—	4,402
Short-term—government	2,038	—	2,038
Short-term—corporate	3,123	—	3,123
Equity securities:
U.S. Large cap value	1,063	1,063	—
U.S. Large cap growth	1,037	1,037	—
U.S. Mid cap value	542	542	—
U.S. Mid cap growth	536	536	—
U.S. Small cap value	546	546	—
U.S. Small cap growth	539	539	—
International	1,134	1,134	—
Cash	1,656	1,656	—

Total	$17,863	$7,053	$10,810

Cash Flows—The Company expects to contribute approximately $1.0 million to its pension plans and $1.3 million to its other postretirement benefit plans in 2014.

The estimated benefit payments for each of the next five years and the five-year period thereafter are as follows:

	Pension benefits	Other benefits
2014	$1,694	$1,269
2015	1,704	1,109
2016	1,739	1,130
2017	1,737	963
2018	1,774	1,018
2019 - 2023	8,667	4,512

Total	$17,315	$10,001